Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 225,328	$ 192,718	$ 215,704
Other comprehensive income, net of tax
Foreign currency translation adjustment	(72,464)	12,006	(17,894)
Unrealized gain on available-for-sale securities, net of tax effect of nil, nil and nil for years ended May 31, 2014, 2015 and 2016, respectively	36,635	21,940	586
Other comprehensive (loss) / income	(35,829)	33,946	(17,308)
Comprehensive income	189,499	226,664	198,396
Less: comprehensive (loss) / income attributable to non-controlling interests	1,172	(295)
Comprehensive income	$ 188,327	$ 226,959	$ 198,396